Business Description and Accounting Policies: Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Components of Income Tax Expense (Benefit)

Description	2010	2011	2012
Non-capital losses carried forward 7 years	$138,305	$-	$-
Non-capital losses carried forward 10 years	906,972	906,972	906,972
Non-capital losses carried forward 20 years	1,777,485	2,315,022	2,661,107
Eligible capital losses	2,578	2,398	2,398
Total	$2,825,340	$3,224,392	$3,570,477